Long-Term Debt, $18.0 Million Term Loan Facility (Details)		6 Months Ended
	Jun. 26, 2023 USD ($) Vessel	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 07, 2023 USD ($)	Dec. 31, 2022 USD ($)
Long-Term Debt [Abstract]
Scheduled principal repayments		$ 7,320,000	$ 1,700,000
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount		18,000,000		$ 18,000,000	$ 18,000,000
Prepayment of long-term debt	$ 6,000,000
Number of vessels secured | Vessel	2
Scheduled principal repayments		1,300,000
Minimum liquidity deposits		$ 400,000			$ 700,000